Financial Instruments and Fair Value Measurements - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash equivalents	$ 8,744,000	$ 12,793,000	$ 639,000
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount1	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount1	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	$ 0	$ 0